Not FDIC Insured May Lose Value No Bank Guarantee
38919-Q1PH

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Schedule of Investments
(unaudited)
Putnam High Yield Fund 2
Notes to Schedule of Investments 25

Putnam High Yield Fund
Schedule of Investments (unaudited), February 28, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Commercial Services & Supplies 0.1%
GFL Environmental, Inc. .............................. United States 26,825 $ 1,185,397
Diversified Telecommunication Services 0.1%
a
Altice France SA .................................... France 19,625 367,926
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 34,900 2,722,898
Total Common Stocks (Cost $ 1,955,250 ) .....................................
4,276,221
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 27,326 1,992,885
Banks 0.0%
†
Bank of America Corp. , L , 7.25% ........................ United States 141 175,264
Capital Markets 0.0%
†
Ares Management Corp. , B , 6.75% ...................... United States 633 23,801
Electric Utilities 0.3%
NextEra Energy, Inc. , 7.299% .......................... United States 44,555 2,512,457
NextEra Energy, Inc. , 7.375% .......................... United States 5,227 261,350
2,773,807
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 22,495 1,261,070
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc. , 7.5% ........................ United States 798 51,750
Software 0.3%
Oracle Corp. , D , 6.5% ................................ United States 44,018 2,024,388
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , 7.625% .................. United States 413 24,367
Total Convertible Preferred Stocks (Cost $ 7,445,093 ) ..........................
8,327,332
Preferred Stocks 0.1%
Electric Utilities 0.0%
†
SCE Trust VII , 7.5% , M ............................... United States 10,000 250,000
Financial Services 0.1%
Jackson Financial, Inc. , 8% ............................ United States 10,000 258,500
Insurance 0.0%
†
Allstate Corp. (The) , 7.375% , J ......................... United States 8,000 213,600
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
PennyMac Mortgage Investment Trust , 8.125% , A ........... United States 4,000 94,480
Total Preferred Stocks (Cost $ 806,000 ) .......................................
816,580
Principal
Amount
*
Convertible Bonds 2.1%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 77,000 88,357

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Aerospace & Defense (continued)
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 83,000 $ 86,735
175,092
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 28,000 30,568
Biotechnology 0.0%
†
Alnylam Pharmaceuticals, Inc. ,
Senior Note , 1% , 9/15/27 ........................... United States 14,000 18,166
b,c
Senior Note , 144A, 2 .44% , 9/15/28 .................... United States 42,000 39,501
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 25,000 24,025
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 32,000 43,200
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 79,000 87,125
212,017
Broadline Retail 0.0%
†
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 30,000 30,489
Capital Markets 0.1%
b ,c
Coinbase Global, Inc. , Senior Note , 144A, 3 .2% , 10/01/32 ..... United States 54,000 43,889
b
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 242,000 180,774
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 27,000 26,098
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 29,000 34,510
285,271
Communications Equipment 0.0%
†
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 19,000 72,742
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 20,000 26,695
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 1,491,000 2,559,898
Diversified Telecommunication Services 0.0%
†
b
AST SpaceMobile, Inc. , Senior Bond , 144A, 2% , 1/15/36 ...... United States 34,000 35,487
Electric Utilities 0.0%
†
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 73,000 86,414
Southern Co. (The) , Senior Note , 4.5% , 6/15/27 ............
United States 42,000 47,092
133,506
Electrical Equipment 0.0%
†
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 120,000 141,300
Electronic Equipment, Instruments & Components 0.0%
†
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 29,000 32,712
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 66,000 68,888
b
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 55,000 57,234
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 42,000 44,621
203,455
Energy Equipment & Services 0.1%
b
Liberty Energy, Inc. , Senior Note , 144A, Zero Cpn., 3/01/31 .... United States 39,000 42,296

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services (continued)
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 1,000,000 $ 907,500
949,796
Entertainment 0.3%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 53,000 64,130
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 1,234,000 1,979,089
Senior Note , 2.875% , 1/15/30 ........................ United States 59,000 66,228
2,109,447
Financial Services 0.0%
†
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 76,000 72,268
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 38,000 34,637
106,905
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 1,544,000 1,747,808
Ground Transportation 0.0%
†
b ,c
Lyft, Inc. , Senior Note , 144A, 0 .73% , 9/15/30 ............... United States 45,000 43,534
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 61,000 75,472
119,006
Health Care Equipment & Supplies 0.0%
†
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 23,000 21,568
TransMedics Group, Inc. , Senior Note , 1.5% , 6/01/28 ........
United States 16,000 27,023
48,591
Health Care REITs 0.4%
b
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 1,357,000 2,966,402
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 37,000 61,402
3,027,804
Hotels, Restaurants & Leisure 0.0%
†
b ,c
DoorDash, Inc. , Senior Note , 144A, 0 .84% , 5/15/30 .......... United States 126,000 121,653
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 74,000 88,652
210,305
IT Services 0.0%
†
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 81,000 85,082
b
CoreWeave, Inc. , Senior Note , 144A, 1.75% , 12/01/31 ....... United States 58,000 60,018
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 83,000 104,829
249,929
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 49,000 49,319
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 61,000 64,965
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 37,000 42,097

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 62,000 $ 58,590
Pharmaceuticals 0.0%
†
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 74,000 77,885
Real Estate Management & Development 0.0%
†
b
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 42,000 40,166
Semiconductors & Semiconductor Equipment 0.1%
c
Microchip Technology, Inc. ,
Senior Note , 0.75% , 6/01/30 ......................... United States 36,000 36,756
b
Senior Note , 144A, Zero Cpn., 2/15/30 ................. United States 50,000 51,824
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 33,000 57,486
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 29,000 45,211
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 45,000 45,315
b
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 56,000 67,634
304,226
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 49,000 45,815
b
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 79,000 99,589
b ,c
Cleanspark, Inc. , Senior Note , 144A, 5 .52% , 2/15/32 ......... United States 76,000 55,176
c
Datadog, Inc. , Senior Note , 0 .86% , 12/01/29 ............... United States 35,000 33,889
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 1,899,000 1,897,101
b ,c
IREN Ltd. , Senior Note , 144A, 4 .49% , 7/01/31 .............. Australia 21,000 16,616
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 51,000 47,022
b ,c
Rubrik, Inc. , Senior Note , 144A, 2 .65% , 6/15/30 ............ United States 40,000 35,750
b ,c
Terawulf, Inc. , Senior Note , 144A, 0 .889% , 5/01/32 .......... United States 157,000 172,559
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 20,000 18,895
2,422,412
Specialty Retail 0.0%
†
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 24,000 32,004
Technology Hardware, Storage & Peripherals 0.3%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 434,000 2,141,899
Total Convertible Bonds (Cost $ 13,305,952 ) ..................................
17,709,674
Corporate Bonds 88.8%
Aerospace & Defense 3.1%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 485,000 487,687
Senior Note , 5.875% , 12/01/27 ....................... United States 2,260,000 2,268,980
Senior Note , 4.875% , 10/01/29 ....................... United States 580,000 579,685
Senior Note , 7.25% , 8/15/30 ......................... United States 2,060,000 2,159,245
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,620,000 1,673,664
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 1,235,000 1,281,033
Boeing Co. (The) , Senior Bond , 5.875% , 2/15/40 ............
United States 1,315,000 1,379,478
b
Bombardier, Inc. ,
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 1,675,000 1,796,592
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 105,000 110,737
Efesto Bidco SpA Efesto US LLC ,
b
XR , Senior Secured Note , 144A, 7.5% , 2/15/32 ........... Italy 3,340,000 3,423,056
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 3,350,000 3,380,465

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 1,800,000 $ 1,874,426
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 440,000 461,710
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 2,705,000 2,754,864
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 575,000 595,199
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 2,035,000 2,113,625
26,340,446
Automobile Components 1.7%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 3,415,000 3,574,340
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 1,685,000 1,715,973
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 1,725,000 1,791,585
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 2,510,000 2,269,579
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 1,990,000 2,051,025
b ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 1,540,000 1,623,135
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 1,565,000 1,670,539
14,696,176
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 2,355,000 2,573,771
Banks 2.1%
e
Banco Bilbao Vizcaya Argentaria SA ,
Junior Sub. Bond , 6.125% to 11/15/27, FRN thereafter ,
Perpetual ....................................... Spain 600,000 607,637
Junior Sub. Bond , 9.375% to 3/18/29, FRN thereafter ,
Perpetual ....................................... Spain 200,000 223,251
e
Banco Santander SA ,
Junior Sub. Bond , 4.75% to 11/11/26, FRN thereafter ,
Perpetual ....................................... Spain 200,000 199,930
Junior Sub. Bond , 9.625% to 11/20/33, FRN thereafter ,
Perpetual ....................................... Spain 200,000 241,252
Junior Sub. Bond , 8% to 1/31/34, FRN thereafter , Perpetual . Spain 200,000 221,384
e
Bank of America Corp. ,
Junior Sub. Bond , 6.625% to 4/30/30, FRN thereafter ,
Perpetual ....................................... United States 400,000 419,020
RR , Junior Sub. Bond , 4.375% to 1/26/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 447,331
Bank of Montreal , Junior Sub. Bond , 7.7% to 5/25/29, FRN
thereafter , 5/26/84 ................................. Canada 200,000 211,949
Bank of Nova Scotia (The) ,
Junior Sub. Bond , 8.625% to 10/26/27, FRN thereafter ,
10/27/82 ........................................ Canada 300,000 317,266
Junior Sub. Bond , 7.35% to 4/26/30, FRN thereafter , 4/27/85 . Canada 200,000 210,393
2 , Junior Sub. Bond , 3.625% to 10/26/26, FRN thereafter ,
10/27/81 ........................................ Canada 100,000 97,601
e
Barclays plc ,
Junior Sub. Bond , 8% to 3/14/29, FRN thereafter , Perpetual . United Kingdom 200,000 213,422
Junior Sub. Bond , 7.625% to 3/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 212,442
b ,e
BNP Paribas SA ,
Junior Sub. Bond , 144A, 7.75% to 8/15/29, FRN thereafter ,
Perpetual ....................................... France 200,000 213,008

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b,e
BNP Paribas SA, (continued)
Junior Sub. Bond , 144A, 6.875% to 12/14/33, FRN thereafter ,
Perpetual ....................................... France 300,000 $ 301,704
Junior Sub. Bond , 144A, 7.375% to 9/09/34, FRN thereafter ,
Perpetual ....................................... France 200,000 210,177
Junior Sub. Bond , 144A, 7.45% to 6/26/35, FRN thereafter ,
Perpetual ....................................... France 200,000 211,460
e
Citigroup, Inc. ,
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 520,000 537,902
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 100,000 103,639
DD , Junior Sub. Bond , 7% to 8/14/34, FRN thereafter ,
Perpetual ....................................... United States 200,000 210,979
FF , Junior Sub. Bond , 6.95% to 2/14/30, FRN thereafter ,
Perpetual ....................................... United States 50,000 51,523
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,595
e ,f
Citizens Financial Group, Inc. , C , Junior Sub. Bond , FRN ,
7.068% , ( 3-month SOFR + 3.419% ), Perpetual ............ United States 320,000 321,460
b ,e
Cooperatieve Rabobank UA , Junior Sub. Bond , Reg S, 6.5% ,
Perpetual ........................................ Netherlands 120,000 EUR 163,974
b ,e
Credit Agricole SA ,
Junior Sub. Bond , 144A, 4.75% to 3/22/29, FRN thereafter ,
Perpetual ....................................... France 450,000 441,251
Junior Sub. Bond , 144A, 6.7% to 9/22/34, FRN thereafter ,
Perpetual ....................................... France 200,000 205,426
e
HSBC Holdings plc ,
Junior Sub. Bond , 7.05% to 6/04/30, FRN thereafter , Perpetual United Kingdom 250,000 260,529
Junior Sub. Bond , 6.95% to 3/10/34, FRN thereafter , Perpetual United Kingdom 750,000 793,562
e
Huntington Bancshares, Inc. , G , Junior Sub. Bond , 4.45% to
10/14/27, FRN thereafter , Perpetual .................... United States 250,000 248,441
e
ING Groep NV ,
Junior Sub. Bond , 5.75% to 11/15/26, FRN thereafter ,
Perpetual ....................................... Netherlands 540,000 540,577
Junior Sub. Bond , 7% to 11/15/32, FRN thereafter , Perpetual . Netherlands 300,000 311,920
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 425,000 410,932
e
JPMorgan Chase & Co. ,
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 400,000 398,825
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 300,000 314,426
e
Lloyds Banking Group plc , Junior Sub. Bond , 6.625% to 9/26/35,
FRN thereafter , Perpetual ........................... United Kingdom 400,000 398,643
e
Mitsubishi UFJ Financial Group, Inc. , Junior Sub. Bond , 8.2% to
1/14/29, FRN thereafter , Perpetual ..................... Japan 550,000 604,348
e
NatWest Group plc , Junior Sub. Bond , 8.125% to 11/09/33, FRN
thereafter , Perpetual ............................... United Kingdom 200,000 225,639
e
PNC Financial Services Group, Inc. (The) ,
V , Junior Sub. Bond , 6.2% to 9/14/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 458,420
W , Junior Sub. Bond , 6.25% to 3/14/30, FRN thereafter ,
Perpetual ....................................... United States 350,000 363,246
b ,e
Societe Generale SA ,
Junior Sub. Bond , 144A, 4.75% to 5/25/26, FRN thereafter ,
Perpetual ....................................... France 1,665,000 1,669,958

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b,e
Societe Generale SA, (continued)
Junior Sub. Bond , 144A, 9.375% to 11/21/27, FRN thereafter ,
Perpetual ....................................... France 200,000 $ 213,267
Junior Sub. Bond , 144A, 10% to 5/13/29, FRN thereafter ,
Perpetual ....................................... France 205,000 226,441
Junior Sub. Bond , 144A, 7.125% to 7/14/35, FRN thereafter ,
Perpetual ....................................... France 250,000 248,565
e
Sumitomo Mitsui Financial Group, Inc. , Junior Sub. Bond , 6.45%
to 6/04/35, FRN thereafter , Perpetual ................... Japan 300,000 308,901
Toronto-Dominion Bank (The) ,
Junior Sub. Bond , 8.125% to 10/30/27, FRN thereafter ,
10/31/82 ........................................ Canada 550,000 575,881
Junior Sub. Bond , 6.35% to 10/30/30, FRN thereafter , 10/31/85 Canada 200,000 204,017
e
Truist Financial Corp. , M , Junior Sub. Bond , 5.125% to 12/14/27,
FRN thereafter , Perpetual ........................... United States 570,000 569,075
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 650,000 644,469
e
Wells Fargo & Co. ,
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual United States 1,000,000 1,055,403
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter ,
Perpetual ....................................... United States 425,000 424,818
18,168,279
Biotechnology 1.4%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,720,000 2,887,854
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 2,720,000 2,824,701
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 5,350,000 EUR 6,291,503
12,004,058
Broadline Retail 1.0%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 1,210,000 1,318,207
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,090,000 3,195,344
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 1,170,000 1,231,197
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 2,675,000 2,728,406
8,473,154
Building Products 2.2%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 1,150,000 1,185,956
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 1,015,000 1,060,487
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 660,000 EUR 811,556
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 245,000 250,355
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 1,035,000 1,062,991
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,350,000 2,370,976
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 775,000 806,117
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 1,550,000 1,611,919
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,125,000 2,258,894
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 2,645,000 2,726,508
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 2,305,000 2,349,618

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 2,225,000 $ 2,148,115
18,643,492
Capital Markets 1.4%
b
Ares Finance Co. III LLC , Senior Bond , 144A, 4.125% to 6/29/26,
FRN thereafter , 6/30/51 ............................. United States 500,000 494,807
Deutsche Bank AG , Sub. Bond , 3.729% to 10/13/30, FRN
thereafter , 1/14/32 ................................. Germany 1,360,000 1,294,429
e
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to
2/09/30, FRN thereafter , Perpetual ..................... United States 250,000 261,960
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 6,316,000 6,358,545
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 70,000 71,886
e
Morgan Stanley , M , Junior Sub. Bond , 5.875% , Perpetual ..... United States 760,000 763,819
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,570,000 1,630,454
b ,e
UBS Group AG ,
Junior Sub. Bond , 144A, 7% to 2/09/30, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 204,483
Junior Sub. Bond , 144A, 9.25% to 11/12/33, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 234,442
Junior Sub. Bond , 144A, 7.125% to 8/09/34, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 204,998
Junior Sub. Bond , 144A, 7% to 1/07/36, FRN thereafter ,
Perpetual ....................................... Switzerland 250,000 251,742
11,771,565
Chemicals 1.7%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 930,000 960,945
Cerdia Finanz GmbH ,
b
Senior Secured Note , 144A, 9.375% , 10/03/31 ........... Germany 1,255,000 1,286,375
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 2,230,000 1,468,612
b
Olympus Water US Holding Corp. , Senior Secured Note , Reg S,
3.875% , 10/01/28 .................................. United States 730,000 EUR 862,052
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,910,000 2,036,320
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 1,840,000 1,836,890
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 2,396,000 2,388,612
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 3,495,000 3,534,934
14,374,740
Commercial Services & Supplies 2.1%
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 1,685,000 1,731,386
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 685,000 719,319
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 450,000 451,273
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 4,475,000 4,385,683
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 6,455,000 6,657,681
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 920,000 985,522
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 1,850,000 1,930,005
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 925,000 965,608
17,826,477

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.3%
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 2,870,000 $ 2,834,950
Construction & Engineering 0.3%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 2,745,000 2,881,761
Construction Materials 0.1%
b ,e
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 1,110,000 1,170,217
Consumer Finance 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 1,210,000 1,279,223
Ally Financial, Inc. ,
e
B , Junior Sub. Bond , 4.7% to 5/14/26, FRN thereafter ,
Perpetual ....................................... United States 400,000 399,219
Senior Bond , 8% , 11/01/31 .......................... United States 2,473,000 2,807,546
e
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 250,000 248,621
e
Capital One Financial Corp. , M , Junior Sub. Bond , 3.95% to
8/31/26, FRN thereafter , Perpetual ..................... United States 250,000 248,479
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 1,240,000 1,299,388
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 3,710,000 3,971,069
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 5,255,000 5,429,736
e
General Motors Financial Co., Inc. , A , Junior Sub. Bond , 5.75% to
9/29/27, FRN thereafter , Perpetual ..................... United States 285,000 285,743
b ,f
ILFC E-Capital Trust II , Junior Sub. Bond , 144A, FRN , 6.6% ,
12/21/65 ........................................ United States 340,000 300,651
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 829,000 820,154
Senior Note , 7.5% , 5/15/31 .......................... United States 2,150,000 2,221,412
Senior Note , 7.125% , 11/15/31 ....................... United States 2,140,000 2,189,355
Senior Note , 6.5% , 3/15/33 .......................... United States 1,490,000 1,477,864
22,978,460
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 535,000 560,975
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 1,730,000 1,766,342
2,327,317
Containers & Packaging 1.7%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ..... United States 1,730,000 1,652,654
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 2,585,000 2,606,548
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 1,135,000 EUR 1,309,001
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 2,170,000 2,140,203
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 2,195,000 2,248,283
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 4,500,000 4,274,196
14,230,885
Diversified Telecommunication Services 5.2%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 1,515,000 1,069,008

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 857,470 $ 832,233
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 1,425,306 1,366,385
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 1,021,342 981,681
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 5,695,000 5,981,925
Bell Telephone Co. of Canada or Bell Canada , Senior Bond , 7%
to 9/14/35, FRN thereafter , 9/15/55 ..................... Canada 150,000 158,841
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 2,550,000 2,612,990
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 3,742,000 3,735,624
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 7,000,000 6,772,102
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 4,780,000 4,448,537
Senior Note , 144A, 7% , 2/01/33 ...................... United States 1,730,000 1,770,138
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 2,240,000 2,337,650
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 1,565,000 1,614,714
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 3,350,000 3,367,369
TELUS Corp. , Junior Sub. Bond , 7% to 10/14/35, FRN thereafter ,
10/15/55 ........................................ Canada 210,000 221,685
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 3,060,000 2,566,628
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,490,000 1,359,443
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 3,010,000 3,189,920
44,386,873
Electric Utilities 2.8%
American Electric Power Co., Inc. ,
Junior Sub. Bond , 3.875% to 2/14/27, FRN thereafter , 2/15/62 United States 400,000 394,473
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 100,508
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 100,000 100,391
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 4,035,000 4,025,748
Duke Energy Corp. , Junior Sub. Bond , 3.25% to 1/14/27, FRN
thereafter , 1/15/82 ................................. United States 425,000 418,242
Emera, Inc. , 16-A , Junior Sub. Bond , 6.75% to 6/14/26, FRN
thereafter , 6/15/76 ................................. Canada 450,000 454,130
Entergy Corp. , Junior Sub. Bond , 6.1% to 6/14/36, FRN
thereafter , 6/15/56 ................................. United States 200,000 201,728
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 6.375% to 8/14/30, FRN thereafter , 8/15/55 ... United States 165,000 171,487
Senior Bond , 5.65% to 4/30/29, FRN thereafter , 5/01/79 .... United States 650,000 660,813
Senior Bond , 3.8% to 3/14/27, FRN thereafter , 3/15/82 ..... United States 250,000 247,300
b
NRG Energy, Inc. ,
e
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,285,000 2,516,975
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,395,000 2,478,091
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 3,995,000 4,068,037
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 665,000 740,470
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 1,650,000 1,708,027
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 430,000 430,608

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Southern Co. (The) , 21-A , Junior Sub. Bond , 3.75% to 9/14/26,
FRN thereafter , 9/15/51 ............................. United States 500,000 $ 496,541
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 1,430,000 1,430,784
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 2,150,000 2,273,044
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,420,000 1,494,536
24,411,933
Electrical Equipment 0.4%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 1,720,000 EUR 1,986,879
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 1,810,000 1,834,265
3,821,144
Electronic Equipment, Instruments & Components 0.6%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 2,275,000 2,199,047
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 3,316,000 3,220,906
5,419,953
Energy Equipment & Services 2.0%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 1,220,000 1,235,847
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 595,019 622,169
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 835,000 872,911
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 1,830,000 1,898,746
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 1,475,000 1,521,810
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 1,115,000 1,155,725
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 415,769 428,137
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 2,900,000 2,811,823
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 2,649,500 2,773,657
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 375,000 402,834
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 1,055,000 1,087,722
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 2,170,000 2,269,850
17,081,231
Entertainment 1.0%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 4,885,000 5,060,445
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 1,640,000 1,156,200
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 1,725,000 GBP 2,351,994
8,568,639
Financial Services 4.4%
Apollo Global Management, Inc. , Senior Bond , 6% to 12/14/34,
FRN thereafter , 12/15/54 ............................ United States 250,000 240,281
e
Corebridge Financial, Inc. , Junior Sub. Bond , 6.875% to 11/30/30,
FRN thereafter , Perpetual ........................... United States 300,000 307,873
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 2,405,000 2,398,463
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 3,620,000 3,585,554
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,875,000 2,040,598

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 3,475,000 $ 3,503,982
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 2,875,000 3,037,291
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 2,275,000 2,385,253
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 2,860,000 2,852,222
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 2,700,000 2,726,635
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 5,850,000 5,878,630
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 3,110,000 3,168,313
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 2,260,000 2,364,805
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 2,530,000 2,617,968
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 565,000 EUR 662,468
37,770,336
Food Products 0.9%
b ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 894,989 959,115
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 2,270,000 2,364,123
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 1,450,000 1,459,088
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 2,670,000 2,742,422
7,524,748
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 1,435,000 1,504,081
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 3,475,000 3,658,681
5,162,762
Health Care Equipment & Supplies 0.7%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 780,000 809,250
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,f
Senior Secured Note , 144A, FRN , 5.891% , ( 2 3-month
EURIBOR + 7.75% ), 1/15/31 ......................... United States 1,340,000 EUR 1,608,559
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 380,000 395,454
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 1,385,000 1,385,790
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 1,455,000 1,431,948
5,631,001
Health Care Providers & Services 3.9%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 3,865,000 3,716,477
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 2,442,000 2,649,511
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 2,015,000 2,125,964
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 2,045,000 2,137,829
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 3,668,000 3,860,236

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 5,415,000 $ 5,630,035
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 415,000 431,182
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 6,955,000 6,773,924
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 1,620,000 1,675,153
Senior Secured Note , 6.125% , 6/15/30 ................. United States 4,725,000 4,825,141
33,825,452
Health Care REITs 0.6%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 4,530,000 4,851,644
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 2,880,000 2,710,685
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 5,310,000 5,468,907
8,179,592
Hotel & Resort REITs 0.8%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 635,000 652,516
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 3,040,000 3,147,622
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 1,230,000 1,278,437
g
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 1,415,000 1,426,449
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 755,000 783,834
7,288,858
Hotels, Restaurants & Leisure 6.7%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 4,075,000 3,915,838
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 3,400,000 3,328,454
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 1,065,000 1,042,648
Senior Note , 144A, 6% , 10/15/32 ..................... United States 2,440,000 2,387,214
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 1,282,000 1,315,017
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 2,690,000 2,729,868
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,495,000 1,547,232
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 2,380,000 2,488,771
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 2,155,000 2,239,151
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 1,155,000 1,196,425
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 2,199,000 2,217,797
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 3,110,000 2,935,886
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 635,000 633,590
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 1,930,000 1,963,155
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 4,105,000 4,204,341
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.5% ,
9/01/31 ......................................... United States 440,000 460,390
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 2,715,000 2,831,156
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 1,345,000 1,438,051
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 1,420,000 1,463,339

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
NCL Corp. Ltd., (continued)
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 960,000 $ 969,570
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 2,264,000 2,273,547
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 1,550,000 1,584,488
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,665,000 1,716,703
Senior Note , 144A, 6% , 2/01/33 ...................... United States 3,760,000 3,895,900
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 2,215,000 2,009,262
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 4,585,000 4,953,749
57,741,542
Household Durables 1.9%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 1,595,000 1,611,323
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 840,000 864,580
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 1,265,000 1,298,332
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 2,145,000 2,239,352
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 861,000 864,334
Senior Note , 6.625% , 5/15/32 ........................ United States 1,743,000 1,743,981
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 1,759,000 1,775,762
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 280,000 289,543
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 1,860,000 1,842,797
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 3,860,000 3,887,219
16,417,223
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 950,000 923,618
Independent Power and Renewable Electricity Producers 2.1%
b
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 2,030,000 1,889,178
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 1,730,000 1,639,986
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 1,775,000 1,799,223
b
Constellation Energy Generation LLC , Senior Note , 144A, 5% ,
2/01/31 ......................................... United States 1,885,000 1,913,855
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 3,400,000 3,497,726
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 3,400,000 3,461,845
b ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 1,173,000 1,195,687
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 2,215,000 2,242,904
17,640,404
Insurance 2.5%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 1,515,000 1,512,718
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 2,605,000 2,652,557

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 3,195,000 $ 3,119,933
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 795,000 787,071
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 3,400,000 3,464,073
b
Asurion LLC and Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 2,385,000 2,507,036
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 3,755,000 3,739,179
Athene Holding Ltd. , Junior Sub. Bond , 6.875% to 6/27/35, FRN
thereafter , 6/28/55 ................................. United States 250,000 240,892
b
Beacon Funding Trust , Senior Bond , 144A, 6.266% , 8/15/54 ... United States 300,000 305,694
b ,f
Hartford Insurance Group, Inc. (The) , Junior Sub. Bond , 144A,
FRN , 6.039% , ( 3-month SOFR + 2.387% ), 2/12/47 ......... United States 550,000 530,315
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,000,000 1,038,304
b
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.125% to
12/14/26, FRN thereafter , 12/15/51 ..................... United States 300,000 297,803
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 325,000 212,550
b
MetLife, Inc. , Junior Sub. Bond , 144A, 9.25% , 4/08/38 ........ United States 350,000 418,597
Prudential Financial, Inc. ,
Junior Sub. Bond , 3.7% to 9/30/30, FRN thereafter , 10/01/50 . United States 520,000 484,337
Junior Sub. Bond , 5.125% to 2/27/32, FRN thereafter , 3/01/52 United States 100,000 98,297
Junior Sub. Bond , 6.5% to 3/14/34, FRN thereafter , 3/15/54 .. United States 200,000 210,838
21,620,194
IT Services 0.7%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 5,200,000 4,613,284
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,865,000 1,825,674
6,438,958
Machinery 0.4%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 800,000 842,154
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 1,400,000 1,402,172
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 1,280,000 1,319,159
3,563,485
Media 6.4%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 2,355,000 2,167,062
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 890,000 897,588
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 795,000 838,247
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 3,415,000 3,688,477
b
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 1,105,000 795,880
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 2,110,000 1,504,827
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,745,000 1,747,780
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 374,000 374,670
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 940,000 962,116
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 2,230,000 2,200,798
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 3,125,000 3,414,137

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 4,220,000 $ 4,241,362
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 2,880,000 2,994,555
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 2,460,000 1,939,018
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 845,000 873,148
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 2,265,000 2,250,603
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 2,833,000 2,897,218
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 2,310,000 2,300,058
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 2,345,000 2,302,294
Paramount Global , Senior Bond , 6.375% to 3/29/27, FRN
thereafter , 3/30/62 ................................. United States 100,000 79,000
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 5,220,000 5,439,240
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 2,192,000 2,011,807
Senior Note , 144A, 4% , 7/15/28 ...................... United States 855,000 835,231
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 2,000,000 1,988,394
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 1,965,000 2,080,938
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 2,330,000 2,073,023
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 2,460,000 2,419,601
55,317,072
Metals & Mining 3.0%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 1,796,000 1,807,049
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 1,763,000 1,792,752
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 1,010,000 1,037,211
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,730,000 1,658,556
b
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 400,000 EUR 471,613
Senior Note , 144A, 5.625% , 6/15/28 ................... United States 1,150,000 1,153,439
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 2,305,000 2,401,165
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 1,920,000 2,012,625
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 2,033,000 2,050,616
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 1,095,000 1,152,645
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 1,905,000 1,847,383
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 365,000 333,945
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 1,815,000 1,874,565
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 2,585,000 2,614,970
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 2,190,000 2,157,380
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 1,081,000 1,137,778
25,503,692
Mortgage Real Estate Investment Trusts (REITs) 0.2%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,495,000 1,488,674

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.1%
CenterPoint Energy, Inc. , Junior Sub. Bond , 6.7% to 5/14/30, FRN
thereafter , 5/15/55 ................................. United States 200,000 $ 207,417
Dominion Energy, Inc. , B , Junior Sub. Bond , 7% to 5/31/34, FRN
thereafter , 6/01/54 ................................. United States 210,000 228,615
Sempra, Inc. ,
Junior Sub. Bond , 6.875% to 9/30/29, FRN thereafter , 10/01/54 United States 100,000 103,073
Junior Sub. Bond , 6.625% to 3/31/30, FRN thereafter , 4/01/55 United States 200,000 204,118
743,223
Oil, Gas & Consumable Fuels 6.3%
e
BP Capital Markets plc ,
Senior Bond , 4.875% to 3/21/30, FRN thereafter , Perpetual .. United States 490,000 488,676
Senior Bond , 6.45% to 11/30/33, FRN thereafter , Perpetual .. United States 250,000 266,586
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 1,245,000 1,327,220
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 945,000 876,625
b
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 2,085,000 2,125,313
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 3,445,000 3,563,250
Enbridge, Inc. ,
Sub. Bond , 7.375% to 1/14/28, FRN thereafter , 1/15/83 ..... Canada 320,000 331,418
Sub. Bond , 8.5% to 1/14/34, FRN thereafter , 1/15/84 ....... Canada 200,000 230,915
16-A , Sub. Bond , 6% to 1/14/27, FRN thereafter , 1/15/77 .... Canada 200,000 201,646
e
Energy Transfer LP ,
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 4,075,000 4,130,591
H , Junior Sub. Bond , 6.5% to 11/14/26, FRN thereafter ,
Perpetual ....................................... United States 200,000 201,025
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 3,690,000 3,824,951
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 840,000 869,596
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 2,040,000 2,153,944
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 4,405,000 4,466,252
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 6,844,000 7,138,100
South Bow Canadian Infrastructure Holdings Ltd. , Senior Bond ,
7.625% to 2/28/30, FRN thereafter , 3/01/55 .............. Canada 200,000 208,530
b
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 1,330,000 1,334,768
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,400,000 3,503,584
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 155,000 155,170
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 3,064,000 3,033,312
Transcanada Trust , Senior Bond , 5.5% to 9/14/29, FRN
thereafter , 9/15/79 ................................. Canada 320,000 324,214
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 2,460,000 2,153,265
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 2,090,000 2,242,827
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 2,790,000 2,858,962
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 1,940,000 2,056,737
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 535,000 607,103
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 1,510,000 1,609,367
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 535,000 593,748
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 905,000 952,919

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 576,000 $ 597,874
54,428,488
Paper & Forest Products 0.3%
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 890,000 827,628
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 2,070,000 2,028,252
2,855,880
Passenger Airlines 0.4%
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,480,000 2,641,235
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 890,000 889,920
3,531,155
Personal Care Products 0.9%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 1,330,000 1,348,487
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 1,230,000 1,210,663
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 5,435,000 5,601,566
8,160,716
Pharmaceuticals 1.0%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 1,245,000 1,288,584
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 3,190,000 EUR 3,900,068
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 2,035,000 2,058,769
Senior Note , 8.125% , 9/15/31 ........................ Israel 915,000 1,051,541
8,298,962
Professional Services 0.4%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 2,940,000 3,029,030
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 1,539,200 1,557,069
Semiconductors & Semiconductor Equipment 0.4%
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 1,520,000 1,489,370
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 790,000 821,244
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 1,345,000 1,377,840
3,688,454
Software 1.2%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 2,135,000 2,093,034
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 1,627,000 1,596,977
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 2,660,000 2,179,589
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,585,000 1,328,585
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 2,765,000 2,684,397
9,882,582
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 4,495,000 4,596,016

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,685,000 $ 4,809,153
9,405,169
Specialty Retail 0.3%
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 2,430,000 2,460,691
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 835,000 747,755
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 2,310,000 2,379,448
3,127,203
Textiles, Apparel & Luxury Goods 0.8%
b
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 3,409,847 3,770,362
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 1,600,000 EUR 1,944,120
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 1,460,000 1,423,657
7,138,139
Trading Companies & Distributors 2.3%
e
Air Lease Corp. , D , Junior Sub. Bond , 6% to 12/14/29, FRN
thereafter , Perpetual ............................... United States 210,000 204,884
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 2,310,000 2,310,603
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 1,674,000 1,755,478
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 1,805,000 1,932,962
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 1,235,000 1,275,728
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 3,132,000 3,081,200
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 3,785,000 3,923,554
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 525,000 540,372
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 770,000 770,562
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 2,515,000 2,619,420
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 990,000 1,032,858
19,447,621
Wireless Telecommunication Services 1.4%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,855,000 5,158,064
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 200,000 207,967
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 1,775,000 1,824,366
Rogers Communications, Inc. ,
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 170,000 180,133
b
Sub. Bond , 144A, 5.25% to 3/14/27, FRN thereafter , 3/15/82 . Canada 705,000 706,312
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 240,000 251,142
Vodafone Group plc , Junior Sub. Bond , 7% to 1/03/29, FRN
thereafter , 4/04/79 ................................. United Kingdom 440,000 466,134
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 2,932,000 3,104,973
11,899,091
Total Corporate Bonds (Cost $ 744,890,711 ) ...................................
761,528,249

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 4.7%
Automobile Components 0.3%
h
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.678% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 2,281,918 $ 2,275,712
h
Chemicals 0.4%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.211% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 578,422 546,609
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 1,744,859 1,747,589
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 6.917% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 867,405 863,341
3,157,539
a a a a a a
Commercial Services & Supplies 0.3%
h
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.423% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 2,505,336 2,511,085
h
Containers & Packaging 0.1%
d
Kleopatra Finco SARL, First Lien, Debtor-In-Possession Roll-Up
Term Loan , PIK, 6.675% , ( 1-month SOFR + 3% ), 8/07/26 .... Luxembourg 670,769 604,812
Kleopatra Finco SARL, First Lien, Initial USD Debtor-In-
Possession Term Loan , 6.675% , ( 1-month SOFR + 3% ),
8/07/26 ......................................... Luxembourg 445,835 401,996
i
Klockner Pentaplast of America, Inc., First Lien, USD Term Loan,
B , 9.044% , ( 6-month SOFR + 4.75% ), 3/12/26 ............ Luxembourg 1,391,982 224,457
1,231,265
a a a a a a
Distributors 0.2%
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 1,703,037 1,692,504
h
Food Products 0.4%
Froneri US, Inc., First Lien, CME Term Loan, B6 , 5.877% ,
( 6-month SOFR + 2.25% ), 9/30/32 ..................... United States 2,515,810 2,462,349
g
TreeHouse Foods, Inc., First Lien, CME Term Loan, B , 7.667% ,
( 12-month SOFR + 4.25% ), 2/11/33 .................... United States 830,000 819,970
3,282,319
a a a a a a
Health Care Equipment & Supplies 0.2%
h
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.423% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 1,875,823 1,880,044
h
Hotels, Restaurants & Leisure 0.4%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.923% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 2,477,353 2,468,299
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 259,977 254,941
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.652% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 1,083,500 1,063,937
3,787,177
a a a a a a
IT Services 0.3%
h
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.668% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 2,325,649 2,267,507
h
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.787% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 2,313,059 2,326,070

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.178% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 2,306,492 $ 2,312,258
4,638,328
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
h
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 6.917% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 711,425 713,093
h
Pharmaceuticals 0.5%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.923% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 1,333,300 1,303,301
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.423% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 3,221,319 3,228,970
4,532,271
a a a a a a
h
Software 0.4%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.922% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 698,507 650,310
Rocket Software, Inc., First Lien, CME Term Loan , 7.423% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 1,687,081 1,573,912
UKG, Inc., First Lien, Initial CME Term Loan , 6.167% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 1,580,802 1,500,576
3,724,798
a a a a a a
Specialty Retail 0.2%
h
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.923% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 1,994,516 1,975,817
Textiles, Apparel & Luxury Goods 0.2%
h
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.16% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 1,718,743 1,383,588
Wireless Telecommunication Services 0.2%
h
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.173% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 1,286,826 1,287,631
Total Senior Floating Rate Interests (Cost $ 41,404,946 ) ........................
40,340,678
Foreign Government and Agency Securities 0.1%
b ,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,065,000 1,267,184
Total Foreign Government and Agency Securities (Cost $ 1,065,000 ) .............
1,267,184
U.S. Government and Agency Securities 0.1%
j
U.S. Treasury Bonds , 1.25%, 5/15/50 .................... United States 1,768,000 886,383
U.S. Treasury Notes , 4.25%, 11/15/34 ....................
United States 275,000 282,578
Total U.S. Government and Agency Securities (Cost $ 1,168,577 ) ................
1,168,961
Total Long Term Investments (Cost $ 812,041,529 ) .............................
835,434,879
a

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.4%
k,l
Putnam Short Term Investment Fund , Class P , 3.852% ....... United States 12,202,190 $ 12,202,190
Total Management Investment Companies (Cost $ 12,202,190 ) ..................
12,202,190
Total Short Term Investments (Cost $ 12,202,190 ) ..............................
12,202,190
a
Total Investments (Cost $ 824,243,719 ) 98.8% .................................
$847,637,069
Other Assets, less Liabilities 1.2% ...........................................
10,335,982
Net Assets 100.0% .........................................................
$857,973,051
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $672,039,795, representing 78.3% of net assets.
c
The rate shown represents the yield at period end.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Defaulted security or security for which income has been deemed uncollectible.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At February 28, 2026, the value of this security pledged amounted to
$26,070, representing less than 0.1% of net assets.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At February 28, 2026 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 1,674,800 2,237,809 3/17/26 $ — $ (19,298)
Euro ............. HSBK Sell 19,189,800 22,610,766 3/17/26 — (80,887)
Euro ............. JPHQ Buy 879,400 1,033,221 3/17/26 6,657 —
Euro ............. MSCO Buy 1,065,800 1,239,901 3/17/26 20,391 —
Total Forward Exchange Contracts ................................................... $27,048 $(100,185)
Net unrealized appreciation (depreciation) ............................................ $(73,137)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 27 .

Putnam High Yield Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam High Yield Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February
28, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $16,824,341 $53,505,749 $(58,127,900) $— $— $12,202,190 12,202,190 $192,073
Total Affiliated Securities ... $16,824,341 $53,505,749 $(58,127,900) $— $— $12,202,190 $192,073
2. Financial Instrument Valuation
(continued)

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks :
Commercial Services & Supplies ........... $ 1,185,397 $ — $ — $ 1,185,397
Diversified Telecommunication Services ..... — 367,926 — 367,926
Hotels, Restaurants & Leisure ............. 2,722,898 — — 2,722,898
Convertible Preferred Stocks ................ 8,327,332 — — 8,327,332
Preferred Stocks ......................... 816,580 — — 816,580
Convertible Bonds ....................... — 17,709,674 — 17,709,674
Corporate Bonds ........................ — 761,528,249 — 761,528,249
Senior Floating Rate Interests ............... — 40,340,678 — 40,340,678
Foreign Government and Agency Securities .... — 1,267,184 — 1,267,184
U.S. Government and Agency Securities ....... — 1,168,961 — 1,168,961
Short Term Investments ................... 12,202,190 — — 12,202,190
Total Investments in Securities ........... $25,254,397 $822,382,672 $— $847,637,069
Other Financial Instruments:
Forward Exchange Contracts ............... $— $27,048 $— $27,048
Total Other Financial Instruments ......... $— $27,048 $— $27,048
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $100,185 $ — $100,185
Total Other Financial Instruments ......... $— $100,185 $— $100,185
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.